Deferred tax assets and liabilities (Details 4) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Deferred tax asset expected to have an impact on current taxes payable after more than 12 months	$ 3.5	$ 4.8
Deferred tax liabilities expected to have an impact on current taxes payable after more than 12 months	4.4	5.9
Unremitted earnings retained by consolidated entities for reinvestment	66.0	63.0
Provision for income taxes on unremitted earnings	$ 0.0	$ 0.0